Provisions	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Provisions
21.	Provisions

	Year ended December 31, 2024	Year ended December 31, 2023
	Warranties	Warranties
At January 1	$132,457	$149,526
Additional provisions	196,930	113,888
Used during the year	(66,087)	(32,366)
Reversal of unused amounts	(195,587)	(98,558)
Exchange differences	(8,027)	(33)
At December 31	$59,686	$132,457

Analysis of total provisions:

	December 31, 2024	December 31, 2023
	Warranties	Warranties
Current	$37,673	$68,510
Non-current	$22,013	$63,947

The Group’s warranty provisions were associated with the sales of hardware, software and services, and were estimated in accordance with the historical warranty data of products.